Sales and Marketing Expenses and General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Material income and expense [abstract]
Summary of Sales and Marketing Expenses and General and Administrative Expense

Sales and marketing expenses and General and administrative expense are comprised of the following:

Sales and marketing expenses	2023	2022	2021
Salaries and wages (i)	13,344	10,800	5,126
Marketing expenses (ii)	3,776	2,535	790
Total	17,120	13,335	5,916

General and administrative expenses	2023	2022	2021
Salaries and wages (iii)	36,727	24,697	20,827
Third-party services (iv)	18,500	12,431	12,632
Office expenses (v)	4,886	3,106	2,445
Travel and other operating expenses	6,940	4,755	2,330
Amortization and depreciation (vi)	3,515	3,354	2,403
Total	70,568	48,343	40,637

(i)
Represents salaries and wages related to FTE’s the Group’s Sales and marketing department. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Represents expenses related to trade marketing events, the distribution and production of marketing and advertising campaigns mostly related to public relations expenses, third-party sales commissions, and online performance marketing.
(iii)
Represents salaries and wages related to administrative FTE’s. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(iv)
Includes Advisors’ fees, Legal fees, Auditors’ fees and Human resources services fees. In 2023, third-party services included costs of USD 1,663 (2,014 in 2022) related to an internal review of allegations made by a short-seller, including fees from independent counsel, independent global expert services and forensic accounting advisory firm. In 2021, third-party services included USD 5,158 of Secondary offering expenses, and transaction costs related to the acquisition of PrimeiroPay assets.
(v)
Represents office rent and related expenses.
(vi)
Includes the amortization of right-of-use assets, intangible assets and depreciation of property, plant and equipment. Refer to Note 10: Amortization and Depreciation, for further detail.